Customer deposits	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Customer deposits	13 Customer deposits

Customer deposits
in EUR million	2025	2024
Current accounts / Overnight deposits	238,940	227,827
Savings accounts	382,066	354,560
Time deposits	98,599	107,695
Other	1,768	1,579
	721,373	691,661
Current accounts / Overnight deposits, Savings accounts and Time deposits include balances with individuals, respectively EUR  113,586 million (2024: EUR  107,068 million), EUR  347,234 million (2024: EUR  324,135 million)
and EUR  50,033 million (2024: EUR  56,599 million).

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2025	2024	2025	2024	2025	2024
Non-interest bearing	3	26	30,036	27,142	30,039	27,168
Interest bearing [1]	246,230	237,395	445,104	427,098	691,334	664,493
	246,233	237,421	475,140	454,240	721,373	691,661
[1] Interest bearing includes current accounts which are not remunerated. However, ING holds the contractual right to revise the rates.